DISCLOSURE OF OTHER INFORMATION (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2024
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	10000.00%	10000.00%
Number of shares issued and fully paid	125,042,124	120,474,350	4,567,774
Empresas Copec S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	9999.9916%	9999.99162%
Number of shares issued and fully paid	125,042,019	120,474,249
AntarChile S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.0084%	0.00838%
Number of shares issued and fully paid	105	101